Funding debts (Tables)	12 Months Ended
Dec. 31, 2020
Funding debts
Schedule of outstanding funding debts
The following table summarized the Group’s outstanding funding debts:

	December 31,
	2019	2020
	RMB	RMB
Short-term:
Loan payables to individual investors via Jimu Box and other financial partners	8,893	2,841
Loan payables to investors of consolidated trusts	291,319	—

Total short-term funding debts	300,212	2,841

Long-term:
Loan payables to individual investors via financial partners	21,498	—

Total long-term funding debt	21,498	—